[LOGO] Fifth Third/Maxus Funds

                                             INCOME FUND
[GRAPHIC]



Fifth Third/Maxus Funds
Semi-Annual Report to Shareholders


-----------------
June 30, 2001

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS
In order to reduce expenses of the Fifth Third/Maxus Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third/Maxus Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.





This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

For more complete information on the Fifth Third/Maxus Funds, including fees, expenses and sales charges, please call 1-800-282-5706 for a prospectus, which you should read carefully before you invest or send money. The Fifth Third/Maxus Funds are distributed by BISYS Fund Services L.P.

Fifth Third Asset Management Inc. serves as Investment Advisor to the Funds and receives a fee for their services.

Fifth Third/Maxus Funds, like all mutual funds:
 . are NOT FDIC insured
 . have no bank guarantee
 . may lose value

Letter to Shareholders

--------------------------------------------------------------------------------

Dear Shareholder,

  We are pleased to present the Fifth Third/Maxus Funds Semi-Annual Report to Shareholders for the six-month period ended June 30, 2001. This is the last financial report that you will receive on the Fifth Third/Maxus Funds. Effective August 13, 2001, the Fifth Third/Maxus Funds joined The Fifth Third Family of Funds*. Your next financial report will be dated December 31, 2001.

  Please note the following information as it relates to your mutual fund account:

  .  The fund names changed as follows:

     Former Name                              Name effective August 13
     -----------                              ------------------------
     Fifth Third/Maxus Equity Fund            Fifth Third MultiCap Value Fund
     Fifth Third/Maxus Aggressive Value Fund  Fifth Third MicroCap Value Fund
     Fifth Third/Maxus Laureate Fund          Fifth Third Worldwide Fund

  . For assistance on your account, please call your Investment Advisor directly or Fifth Third Funds Shareholder Services at 1-800-282-5706. Representatives at Shareholder Services are available from 8:00 a.m. to 9:00 p.m., Monday through Friday.

  .  Mail inquiries should be sent to the following address:

      Fifth Third Funds
      P.O. Box 182706
      Columbus, OH 43218-2706

  . To invest into the Fifth Third Funds by wire, please call 1-800-282-5706 for wiring instructions.

  . Previously, you received your Fifth Third/Maxus Fund statement on a quarterly basis. Beginning in September, you will receive your Fifth Third Fund statement monthly.

  The Fifth Third Funds now offer twenty (20) different investment portfolios to meet your investing needs.

  Once again, we would like to take the opportunity to welcome you to The Fifth Third Family of Funds.

Sincerely,

FIFTH THIRD FUNDS

--------
* Fifth Third/Maxus Income Fund is expected to join The Fifth Third Family of Funds on or about August 31, 2001. At that time, the fund's name will change to the Fifth Third Strategic Income Fund.

Fifth Third/Maxus Income Fund
Schedule of Portfolio Investments
June 30, 2001
(Unaudited)
(Amounts in thousands)

--------------------------------------------------------------------------------

  Shares/
 Principal                                              Market
  Amount                                                 Value
 --------- ------------------------------------------   -------
 Closed End Bond Funds - 43.4%
   55,000  1838 Bond Debenture                          $ 1,073
  119,300  American Income                                1,003
  150,000  Blackrock Income                               1,076
  126,300  Blackrock North American Government Income     1,291
   80,000  Debt Strategies                                  567
  220,000  First Australia Prime Income                     904
  135,000  First Commonwealth                             1,201
  180,000  MFS Government Markets Income                  1,165
  170,000  MFS Intermediate Income                        1,161
   15,000  Montgomery Street Income                         283
   81,700  Pioneer Interest                                 956
   90,000  Putnam Master Income                             599
   80,000  Putnam Master Intermediate Income                517
  100,000  Putnam Premier Income                            632
   80,000  Strategic Global Income                          900
  155,000  Templeton Global Governments Income              922
  140,000  Templeton Global Income                          900
   65,000  Van Kampen Bond                                1,245
           ------------------------------------------   -------
                                                         16,395
           ------------------------------------------   -------
 Convertible Bonds - 0.6%
  223,000  Inco
            7.750%, 03/15/16                                216
           ------------------------------------------   -------
 Convertible Preferred Shares** - 7.2%
   35,000  Equity Residential Series G $1.81                883
   51,600  Glenborough Realty Series A $1.94              1,016
   18,000  USX Capital Trust $3.38                          828
           ------------------------------------------   -------
                                                          2,727
           ------------------------------------------   -------
 Corporate Bond Equivalents - 16.5%
   10,000  American General MIPS
            8.450%, 6/30/25                                 251
   10,000  American Re QUIPS
            8.500%, 09/30/25                                251
   10,000  Bear Stearns Capital Trust III
            7.800%, 05/15/31                                252
   15,500  BF Goodrich QUIPS
            8.300%, 09/30/25                                390
    5,000  Consolidated Edison PINES
            7.500%, 07/01/41                                125
   10,000  Corts Countrywide Cap II
            8.000%, 12/15/26                                250
   10,000  Corts Trust For Chrysler
            7.875%, 08/01/97                                251
   15,000  Corts-Unum Prov Fin Trust I
            8.500%, 03/15/38                                381
   14,900  Fleet Capital Trust VI
            8.800%, 06/30/30                                398
   10,000  Household Capital Trust V
            10.000%, 06/30/30                               277

  Shares/
 Principal                                                             Market
   Amount                                                               Value
 ---------- --------------------------------------------------------   -------
 Corporate Bond Equivalents (continued)
      5,000 National Rural Utility CFC
             7.625%, 06/15/50                                          $   125
      5,000 Nordstrom Corp-Backed Trust Certs 7.625%, 03/15/28             123
     12,000 NWPS Capital Financing
             8.125%, 09/30/25                                              302
     10,000 Phillips 66 Capital I TOPRS
             8.240%, 05/29/36                                              251
      5,000 Provident Cap Trust III
             10.250%, 12/31/30                                             128
     10,000 Puget Sound Energy Cap Trust
             8.400%, 06/30/41                                              252
     10,000 Regions Finance Trust I
             8.000%, 02/28/31                                              257
     10,000 Royal Caribbean Cruises Corp-Backed Trust Certs, 8.875%,
             10/15/27                                                      247
     10,000 Safeco Cap Trust I
             8.700%, 05/30/06                                              252
     10,000 Sempra Energy Capital Trust I
             8.900%, 02/23/30                                              268
     35,000 Texaco Cap Adj Rate MIPS
             5.200%, 12/31/38                                              738
      7,500 Torchmark MIPS
             9.180%, 10/15/25                                              193
     10,000 Travelers/Aetna P & C Capital I Trust, 8.080%, 04/30/36        250
            --------------------------------------------------------   -------
                                                                         6,212
            --------------------------------------------------------   -------
 Preferred Shares** - 15.5%
     10,000 Developers Diversified $2.36                                   251
     10,000 Equity Inns Inc Series A $2.38                                 224
     15,000 Gabelli Global Multimedia $1.98                                381
     12,000 HRPT Properties Trust $2.22                                    308
     12,000 New Plan Excel Realty Series B $2.16                           289
     10,000 PS Business Parks Series D $1.37                               250
     11,000 Public Storage Series G $2.22                                  275
     15,000 Public Storage Series A $2.45                                  368
     48,000 Royce Value Trust $1.95                                      1,195
     14,000 Simon Property Group Series F $2.19                          1,127
     40,000 Source Capital $2.40                                         1,166
            --------------------------------------------------------   -------
                                                                         5,834
            --------------------------------------------------------   -------
 US Government Securities - 5.6%
 $2,000,000 US Treasury Bonds
             14.250%, 02/15/02                                           2,129
            --------------------------------------------------------   -------
            Total Investments (Cost - $32,466) - 88.8%                  33,513
            --------------------------------------------------------   -------
            Other assets in excess of liabilities -11.2%                 4,221
            --------------------------------------------------------   -------
            NET ASSETS - 100.0%                                        $37,734
            --------------------------------------------------------   -------

** Dollar amount indicated represents expected per share annual dividend.
       (See Notes which are an integral part of the Financial Statements)

Fifth Third/Maxus Income Fund
Statement of Assets and Liabilities
June 30, 2001
(Unaudited)
(Amounts in thousands except per share amounts)

--------------------------------------------------------------------------------

Assets:
Investments, at value (cost $32,466)                        $33,513
Cash                                                          4,219
Interest and dividends receivable                               309
Receivable for investments sold                                 150
                                                            -------
  Total Assets                                               38,191
                                                            -------
Liabilities:
Dividends payable                                                79
Payable for investments purchased                               322
Accrued expenses and other payables:
  Investment advisory fees                                       29
  Distribution services--Investor Shares                         13
  Custodian fees                                                  4
  Other                                                          10
                                                            -------
  Total Liabilities                                             457
                                                            -------
Net Assets:
Paid-in Capital                                              38,470
Undistributed net investment income                             163
Accumulated net realized loss from investment transactions   (1,946)
Net unrealized appreciation of investments                    1,047
                                                            -------
  Total Net Assets                                          $37,734
                                                            =======
Net Assets:
  Investor Shares                                           $33,557
  Institutional Shares                                        4,177
                                                            -------
  Total                                                     $37,734
                                                            =======
Shares of Beneficial Interest Outstanding
  (Indefinite number of shares authorized, $.10 par value):
  Investor Shares                                             3,206
  Institutional Shares                                          398
                                                            -------
  Total                                                       3,604
                                                            =======
Net Asset Value
  Investor Shares                                           $ 10.47
                                                            =======
  Institutional Shares                                      $ 10.49
                                                            =======

(See Notes which are an integral part of the Financial Statements)

Fifth Third/Maxus Income Fund
Statement of Operations
For the six months ended June 30, 2001
(Unaudited)
(Amounts in thousands)

--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest income                                                $  389
Dividend income                                                 1,300
                                                               ------
  Total Income                                                  1,689
                                                               ------
EXPENSES:
Investment advisory fees                                          180
Distribution services--Investor Shares                             80
Custodian fees                                                      5
Trustees' fees                                                      2
Transfer agency/accounting fees                                    20
Professional fees                                                   9
Other fees                                                          3
                                                               ------
  Net Expenses                                                    299
                                                               ------
  Net Investment Income                                         1,390
                                                               ------
Realized and Unrealized Gains from Investments:
Net realized gains from investment transactions                   330
Change in unrealized appreciation/depreciation of investments   1,451
                                                               ------
Net realized and unrealized gains from investments              1,781
                                                               ------
Change in net assets resulting from operations                 $3,171
                                                               ======

(See Notes which are an integral part of the Financial Statements)

Fifth Third/Maxus Income Fund
Statements of Changes in Net Assets
(Amounts in thousands)

--------------------------------------------------------------------------------

                                                  Six Months
                                                     Ended        Year Ended
                                                 June 30, 2001 December 31, 2000
                                                 ------------- -----------------
                                                  (Unaudited)
Increase in Net Assets:
Operations:
Net investment income                               $ 1,390        $  2,414
Net realized gain/(loss) from investment trans-
 actions                                                330          (1,141)
Change in unrealized appreciation/depreciation
 of investments                                       1,451           3,387
                                                    -------        --------
  Change in net assets resulting from operations      3,171           4,660
                                                    -------        --------
Distributions to Investor Shareholders:
  From net investment income                         (1,143)         (2,071)
Distributions to Institutional Shareholders:
  From net investment income                           (140)           (287)
                                                    -------        --------
  Change in net assets from shareholder distri-
   butions                                           (1,283)         (2,358)
                                                    -------        --------
Fund Share (Principal) Transactions:
Proceeds from shares issued                           6,467          15,711
Dividends reinvested                                    866           1,505
Cost of shares redeemed                              (7,187)        (10,381)
                                                    -------        --------
  Change in net assets from fund share transac-
   tions                                                146           6,835
                                                    -------        --------
  Change in net assets                                2,034           9,137
Net Assets:
  Beginning of period                                35,700          26,563
                                                    -------        --------
  End of period                                     $37,734        $ 35,700
                                                    =======        ========

(See Notes which are an integral part of the Financial Statements)

Fifth Third/Maxus Income Fund -
Financial Highlights
(For a share outstanding throughout each period)

--------------------------------------------------------------------------------

                          Six Months              Year Ended December 31,
                             Ended     -------------------------------------------------
                         June 30, 2001  2000     1999         1998       1997     1996
                         ------------- -------  -------  -------------- -------  -------
                          (Unaudited)
Investor Shares
Net Asset Value, Begin-
 ning of Period             $  9.95    $  9.22  $ 10.61     $ 11.31     $ 10.78  $ 10.54
                            -------    -------  -------     -------     -------  -------
Income from Investment
 Operations:
  Net investment income        0.33       0.73     0.86        0.72        0.67     0.70
  Net realized and
   unrealized
   gains/(losses) from
   investments                 0.54       0.70    (1.43)      (0.33)       0.53     0.24
                            -------    -------  -------     -------     -------  -------
  Total from Investment
   Operations                  0.87       1.43    (0.57)       0.39        1.20     0.94
                            -------    -------  -------     -------     -------  -------
Distributions to share-
 holders from:
  Net investment income       (0.35)     (0.70)   (0.82)      (0.72)      (0.67)   (0.70)
  Net realized gain on
   investments                   --         --       --       (0.37)         --       --
                            -------    -------  -------     -------     -------  -------
  Total Distributions         (0.35)     (0.70)   (0.82)      (1.09)      (0.67)   (0.70)
                            -------    -------  -------     -------     -------  -------
Net Asset Value, End of
 Period                     $ 10.47    $  9.95  $  9.22     $ 10.61     $ 11.31  $ 10.78
                            =======    =======  =======     =======     =======  =======
Total Return                  8.83%(b)  16.01%   (5.72%)      3.49%      11.47%    9.20%
Ratios to Average Net
 Assets:
  Net expenses                1.70%(a)   1.85%    1.91%       1.87%       1.91%    1.92%
  Net investment income       6.63%(a)   7.53%    7.87%       6.52%       6.08%    6.50%
Supplemental data:
Net Assets at end of
 period ($000)               33,557     32,351   24,023      39,650      38,620   35,728
Portfolio turnover              17%        48%      51%         59%         70%      78%
                                         Year Ended
                          Six Months    December 31,
                             Ended     ----------------   Period Ended
                         June 30, 2001  2000     1999    Dec. 31, 1998*
                         ------------- -------  -------  --------------
                          (Unaudited)
Institutional Shares
Net Asset Value,
 Beginning of Period        $  9.96    $  9.23  $ 10.62     $ 11.31
                            -------    -------  -------     -------
Income from Investment
 Operations:
  Net investment income        0.36       0.78     0.87        0.33
  Net realized and
   unrealized
   gains/(losses) from
   investments                 0.52       0.70    (1.43)      (0.50)
                            -------    -------  -------     -------
  Total from Investment
   Operations                  0.88       1.48    (0.56)      (0.17)
                            -------    -------  -------     -------
Distributions to share-
 holders from:
  Net investment income       (0.35)     (0.75)   (0.83)      (0.33)
  Net realized gain on
   investments                   --         --       --       (0.19)
                            -------    -------  -------     -------
  Total Distributions         (0.35)     (0.75)   (0.83)      (0.52)
                            -------    -------  -------     -------
Net Asset Value, End of
 Period                     $ 10.49    $  9.96  $  9.23     $ 10.62
                            =======    =======  =======     =======
Total Return                  8.93%(b)  16.52%   (5.61%)      3.54%
Ratios to Average Net
 Assets:
  Net expenses                1.20%(a)   1.35%    1.41%       1.37%(a)
  Net investment income       7.13%(a)   8.03%    8.37%       7.02%(a)
Supplemental data:
Net Assets at end of
 period ($000)                4,177      3,349    2,540         426
Portfolio turnover              17%        48%      51%         59%

--------

* Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.
(a)  Annualized.
(b)  Non annualized.

(See Notes which are an integral part of the Financial Statements)

Fifth Third/Maxus Income Fund
Notes to Financial Statements
June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------

(1)Significant Accounting Policies

The Fund is a diversified, open-end management investment company, organized as a Trust under the laws of the State of Ohio by a Declaration of Trust dated October 31, 1984. Shares of the Fund are divided into two classes, Investor shares and Institutional shares. Each share represents an equal proportionate interest in the Fund with other shares of the same class. Investor shares incur a distribution expense. The Fund has an investment objective of obtaining the highest total return, a combination of income and capital appreciation, consistent with reasonable risk. The Fund pursues this objective by investing primarily in income-producing securities. Significant accounting policies of the Fund are presented below:

Security Valuation

The Fund intends to invest in a wide variety of equity and debt securities. The investments in securities are carried at market value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Short-term investments are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Trustees.

Security Transaction Timing

Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The Fund uses the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Income Taxes

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)Investment Advisory Agreement

On December 28, 2000, the shareholders of the Fund approved a new investment advisory agreement, which became effective on January 2, 2001, with Fifth Third Asset Management Inc., a wholly owned subsidiary of Fifth Third Bancorp. The Investment Advisor receives from the Fund, as compensation for its services to the Fund, an annual fee of 1.00% on the first $150,000,000 of the Fund's net assets, and 0.75% of the Fund's net assets in excess of $150,000,000. The Investment Advisor agrees to reimburse its fee to the Fund in the amount by which the Fund expenses exceed 2.00% of average annual net assets. There was no reimbursement required as of June 30, 2001.

Fifth Third/Maxus Income Fund
Notes to Financial Statements (continued)
June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------


(3)Related Party Transactions

The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Since January 2, 2001, BISYS Fund Services Limited Partnership ("BISYS") has served as the national distributor of the Fund's shares. The Fund has entered into a distribution agreement pursuant to which the Fund pays BISYS a fee, accrued daily and payable monthly at an annual rate of 0.50%, based on the average daily net assets for Investor class only. Mutual Shareholder Services performed fund accounting and transfer agency services for the Fund. Fifth Third/Maxus Securities, Inc. is a registered broker-dealer. Fifth Third/Maxus Securities, Inc. effected substantially all of the investment portfolio transactions for the Fund. For this service Fifth Third/Maxus Securities, Inc. received commissions of $37,761 for the six months ended June 30, 2001.

At June 30, 2001, Fifth Third/Maxus Securities, Inc. owned 50,000 shares in the Fund.

Certain officers and/or trustees of the Fund are officers and/or directors of the Investment Advisor and Administrator.

(4)Capital Stock and Distribution

At June 30, 2001 an indefinite number of shares of capital stock ($.10 par value) were authorized, and paid-in capital amounted to $38,470,228.

Transactions in Fund Shares were as follows:
(Amounts in thousands)

                                           Six Months Ended    Year Ended
                                            June 30, 2001   December 31, 2000
                                           ---------------- -----------------
CAPITAL TRANSACTIONS:
Investor Shares:
  Shares issued                                $ 5,705           $14,087
  Dividends reinvested                             777             1,350
  Shares redeemed                               (6,979)           (9,157)
                                               -------           -------
  Investor Shares                              $  (497)          $ 6,280
                                               -------           -------
Institutional Shares:
  Shares issued                                $   762           $ 1,624
  Dividends reinvested                              89               155
  Shares redeemed                                 (208)           (1,224)
                                               -------           -------
  Institutional Shares                         $   643           $   555
                                               -------           -------
Total net increases from capital transac-
 tions                                         $   146           $ 6,835
                                               =======           =======

Fifth Third/Maxus Income Fund
Notes to Financial Statements (continued)
June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------


                                           Six Months Ended    Year Ended
                                            June 30, 2001   December 31, 2000
                                           ---------------- -----------------
SHARE TRANSACTIONS:
Investor Shares:
  Shares issued                                   550             1,458
  Dividends reinvested                             75               139
  Shares redeemed                                (671)             (950)
                                                 ----             -----
  Investor Shares                                 (46)              647
                                                 ----             -----
Institutional Shares:
  Shares issued                                    73               170
  Dividends reinvested                              9                16
  Shares redeemed                                 (20)             (125)
                                                 ----             -----
  Institutional Shares                             62                61
                                                 ----             -----
Total net increases from capital transac-
 tions                                             16               708
                                                 ====             =====

Distributions to shareholders are recorded on the ex-dividend date. Payments in excess of net investment income or of accumulated net realized gains reported in the financial statements are due primarily to book/tax differences (i.e. reclass of market discounts, gain/loss, paydowns and distributions). Payments due to permanent differences have been charged to paid in capital. Payments due to temporary differences have been charged to distributions in excess of net investment income or realized gains.

(5)Purchases and Sales of Securities

During the six months ended June 30, 2001, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $5,666,491 and $5,986,832, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $2,000,000, respectively.

(6)Security Transactions

For Federal income tax purposes, the cost of investments owned at June 30, 2001 was $32,466,026.

At June 30, 2001, the composition of unrealized appreciation (the excess of value over book cost) and depreciation (the excess of book cost over value) was as follows:

     Appreciation                (Depreciation)                           Net Appreciation
     ------------                --------------                           ----------------
      $1,610,124                   ($563,011)                                $1,047,113

(7) New Accounting Pronouncement

In November, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Funds' financial statements. These changes are not expected to have any material impact on the net assets of the Funds.

(8)Reorganization

The Fund entered into an Agreement and Plan of Reorganization providing for the transfer of all of the assets and liabilities of the Fifth Third/Maxus Income Fund to the Fifth Third Strategic Income Fund. This transaction is more fully described in the combined prospectus/proxy statement. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, will be completed on or about August 31, 2001 and follows approval by shareholders of the Fifth Third/Maxus Income Fund. At a special meeting of shareholders of the Fifth Third/Maxus Income Fund, shareholders of the Fund acted upon and approved the following matter:

 Approval of the Agreement and Plan of Reorganization by the Fifth Third/Maxus
    Income Fund Providing for the Transfer of All of the Assets of the Fifth Third/Maxus Income Fund to the Fifth Third Strategic Income Fund in Exchange
              for Shares of the Fifth Third Strategic Income Fund

        For                 Against                         Abstain                           Total
        ---                 -------                         -------                           -----
     2,193,244              35,956                          42,128                          2,271,328

Addresses

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Fifth Third/Maxus Equity Fund            Fifth Third/Maxus Funds
Fifth Third/Maxus Aggressive Value Fund  c/o Fifth Third Bank
Fifth Third/Maxus Laureate Fund          1404 East Ninth Street, 5th Floor
Fifth Third/Maxus Income Fund            Cleveland, Ohio 44114
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Investment Advisor                       Fifth Third Asset Management Inc.
                                         38 Fountain Square Plaza
                                         Cincinnati, Ohio 45263

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Custodian                                Fifth Third Bank
                                         38 Fountain Square Plaza
                                         Cincinnati, Ohio 45263

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Distributor                              BISYS Fund Services Limited Partnership
                                         3435 Stelzer Road
                                         Columbus, Ohio 43219

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Independent Auditors                     McCurdy & Associates CPA's
                                         27955 Clemens Road
                                         Westlake, Ohio 44145

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Transfer Agent                           Mutual Shareholder Services LLC
                                         8869 Brecksville Road, Suite C
                                         Brecksville, Ohio 44141

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Legal Counsel                            McDonald, Hopkins,
                                         Burke & Haber Co., L.P.A.
                                         2100 Bank One Center
                                         600 Superior Avenue
                                         Cleveland, Ohio 44114-2653

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